Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020
Preferred stock, par value (in Dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, shares authorized	15,000,000			14,800,000	14,800,000
Preferred stock, share issued	0			0	0
Preferred stock, share outstanding	0			0	0
Common stock, par value (in Dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares authorized	900,000,000			900,000,000	900,000,000
Common stock, shares issued	367,175,886			332,024,371	230,485,100
Common stock, shares outstanding	367,175,886			332,024,371	230,485,100
Preferred stock, shares authorized		Unlimited	Unlimited
Brilliant Acquisition Corp [Member]
Preferred stock, par value (in Dollars per share)
Preferred stock, share issued
Preferred stock, share outstanding
Common stock, par value (in Dollars per share)
Common stock, shares issued	1,511,000	1,511,000	1,511,000
Common stock, shares outstanding	1,511,000	1,511,000	1,511,000
Ordinary shares subject to possible redemption shares	3,966,208	4,600,000	4,600,000
Ordinary shares subject to possible redemption value (in Dollars per share)		$ 10	$ 10
Preferred stock, shares authorized	Unlimited	Unlimited
Ordinary shares, shares authorized	Unlimited	Unlimited	Unlimited
Series A Redeemable Preferred Stock
Redeemable preferred stock, stated value (in Dollars per share)				$ 10	$ 10
Redeemable preferred stock, shares authorized				200,000	200,000
Redeemable preferred stock, shares issued				25,000	25,000
Redeemable preferred stock, shares outstanding				25,000	25,000
Redeemable preferred stock, gross (in Dollars)				$ 250,000	$ 250,000
Redeemable preferred stock, less discount (in Dollars)				$ 1,545	$ 1,545